Intangible Assets (Schedule of Identifiable Acquisition Related Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Gross Carrying Amount	$ 1,104.2	$ 1,082.2	$ 791.1
Accumulated Amortization	(191.6)	(155.3)	(103.7)
Total Net	912.6	926.9	687.4
Intangible Assets, Gross (Excluding Goodwill)	1,124.6	1,103.6	814.0
Intangible Assets, Net	933.0	948.3	710.3
Certifications [Member]
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Gross Carrying Amount, Indefinite-lived Intangibles	3.5	3.5	3.5
Underlying Rights [Member]
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Gross Carrying Amount, Indefinite-lived Intangibles	16.9	17.9
Zayo Group, LLC [Member]
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Intangible Assets, Net	581.0	605.8	563.7
Customer relationships [Member]
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Gross Carrying Amount	1,102.3	1,080.3	789.2
Accumulated Amortization	(191.1)	(155.0)	(103.6)
Total Net	911.2	925.3	685.6
Trade names [Member]
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Gross Carrying Amount	0.2	0.2	0.1
Accumulated Amortization	(0.2)	(0.1)
Total Net		0.1	0.1
Underlying rights [Member]
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Gross Carrying Amount	1.7	1.7	1.8
Accumulated Amortization	(0.3)	(0.2)	(0.1)
Total Net	$ 1.4	$ 1.5	$ 1.7